Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 10.7%
Entertainment 3.5%
Electronic Arts, Inc.(a)	172,289	16,853,310
Walt Disney Co. (The)	206,667	26,932,843
Total		43,786,153
Interactive Media & Services 4.3%
Alphabet, Inc., Class C(a)	44,047	53,693,293
Media 1.7%
Discovery, Inc., Class A(a)	575,123	15,315,526
DISH Network Corp., Class A(a)	184,874	6,298,657
Total		21,614,183
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	184,929	14,566,857
Total Communication Services		133,660,486
Consumer Discretionary 9.0%
Automobiles 1.4%
General Motors Co.	462,415	17,331,314
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	28,803	49,999,416
Chewy, Inc., Class A(a)	214,102	5,262,627
Total		55,262,043
Specialty Retail 2.8%
Home Depot, Inc. (The)	149,290	34,638,266
Textiles, Apparel & Luxury Goods 0.4%
Canada Goose Holdings, Inc.(a)	110,802	4,871,964
Total Consumer Discretionary		112,103,587
Consumer Staples 6.9%
Beverages 2.1%
PepsiCo, Inc.	191,114	26,201,729
Food Products 1.5%
Mondelez International, Inc., Class A	351,552	19,447,857
Household Products 1.8%
Kimberly-Clark Corp.	157,302	22,344,749
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.5%
Philip Morris International, Inc.	239,946	18,219,100
Total Consumer Staples		86,213,435
Energy 4.2%
Energy Equipment & Services 0.6%
TechnipFMC PLC	300,643	7,257,522
Oil, Gas & Consumable Fuels 3.6%
ConocoPhillips Co.	272,790	15,543,574
EOG Resources, Inc.	181,145	13,444,582
Suncor Energy, Inc.	511,907	16,166,023
Total		45,154,179
Total Energy		52,411,701
Financials 11.9%
Banks 8.5%
Bank of America Corp.	1,226,878	35,788,031
Citigroup, Inc.	406,335	28,069,622
JPMorgan Chase & Co.	285,455	33,595,199
Popular, Inc.	162,615	8,794,219
Total		106,247,071
Insurance 3.4%
Allstate Corp. (The)	204,280	22,201,151
Prudential Financial, Inc.	226,937	20,412,983
Total		42,614,134
Total Financials		148,861,205
Health Care 12.3%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(a)	88,578	8,675,329
BioMarin Pharmaceutical, Inc.(a)	90,648	6,109,675
Vertex Pharmaceuticals, Inc.(a)	45,999	7,793,151
Total		22,578,155
Health Care Equipment & Supplies 4.8%
Abbott Laboratories	234,430	19,614,758
Baxter International, Inc.	195,694	17,117,354
Medtronic PLC	211,612	22,985,296
Total		59,717,408
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.4%
Cigna Corp.	119,029	18,067,412
Pharmaceuticals 4.3%
Allergan PLC	48,342	8,135,475
Bristol-Myers Squibb Co.	216,664	10,987,032
Johnson & Johnson	267,130	34,561,279
Total		53,683,786
Total Health Care		154,046,761
Industrials 10.5%
Aerospace & Defense 3.8%
L3 Harris Technologies, Inc.	81,750	17,056,320
Northrop Grumman Corp.	55,145	20,667,795
Spirit AeroSystems Holdings, Inc., Class A	125,525	10,323,176
Total		48,047,291
Airlines 1.5%
Delta Air Lines, Inc.	324,271	18,678,010
Building Products 1.1%
Masco Corp.	327,099	13,633,486
Machinery 1.1%
Ingersoll-Rand PLC	113,740	14,013,905
Road & Rail 3.0%
Norfolk Southern Corp.	89,698	16,115,142
Union Pacific Corp.	129,762	21,018,849
Total		37,133,991
Total Industrials		131,506,683
Information Technology 22.2%
Communications Equipment 2.3%
Cisco Systems, Inc.	577,322	28,525,480
IT Services 4.6%
International Business Machines Corp.	181,656	26,416,415
MasterCard, Inc., Class A	112,224	30,476,672
Total		56,893,087
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	82,199	22,692,678
NVIDIA Corp.	71,196	12,393,088
NXP Semiconductors NV	158,483	17,293,665
Total		52,379,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.5%
Adobe, Inc.(a)	88,968	24,577,410
Microsoft Corp.	493,805	68,653,709
Palo Alto Networks, Inc.(a)	65,335	13,317,233
Total		106,548,352
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	145,458	32,578,228
Total Information Technology		276,924,578
Materials 2.1%
Chemicals 1.1%
Dow, Inc.	291,532	13,891,500
Metals & Mining 1.0%
Barrick Gold Corp.	727,055	12,599,863
Total Materials		26,491,363
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
American Tower Corp.	87,744	19,402,831
Equity LifeStyle Properties, Inc.	133,307	17,809,815
Host Hotels & Resorts, Inc.	740,164	12,797,435
Total		50,010,081
Total Real Estate		50,010,081
Utilities 3.8%
Electric Utilities 2.6%
American Electric Power Co., Inc.	184,801	17,314,006
Xcel Energy, Inc.	232,603	15,093,608
Total		32,407,614
Multi-Utilities 1.2%
Ameren Corp.	193,089	15,456,775
Total Utilities		47,864,389
Total Common Stocks (Cost $1,118,261,206)		1,220,094,269

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2019 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	28,369,874	28,367,037
Total Money Market Funds (Cost $28,367,037)		28,367,037
Total Investments in Securities (Cost: $1,146,628,243)		1,248,461,306
Other Assets & Liabilities, Net		1,014,608
Net Assets		1,249,475,914
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	5,863,144	159,195,651	(136,688,921)	28,369,874	(30)	—	448,563	28,367,037
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019	3